Schedule of Investments (unaudited)
December 31, 2021
BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 86.4%
BlackRock Emerging Markets Fund, Inc., Class K	1,112,804	$ 33,395,256
BlackRock Technology Opportunities Fund, Class K(b)	450,125	29,708,253
iShares Core S&P Small-Cap ETF	380,675	43,591,094
iShares Core S&P Total U.S. Stock Market ETF	1,936,347	207,150,402
iShares ESG Aware MSCI USA ETF	1,892,711	204,223,517
iShares Global Financials ETF	308,188	24,673,531
iShares GSCI Commodity Dynamic Roll Strategy ETF	491,103	15,165,261
iShares MSCI EAFE Growth ETF	871,928	96,164,939
iShares MSCI EAFE Value ETF	1,928,536	97,178,929
iShares MSCI USA Min Vol Factor ETF	251,588	20,353,469
iShares MSCI USA Value Factor ETF	378,117	41,392,468
iShares U.S. Energy ETF(c)	806,783	24,284,168
		837,281,287
Fixed-Income Funds — 13.9%
iShares 10-20 Year Treasury Bond ETF	97,939	14,534,148
iShares Core Total USD Bond Market ETF	281	14,873
iShares TIPS Bond ETF	146,355	18,909,066
Master Total Return Portfolio	$ 101,420,069	101,420,069
		134,878,156
Total Long-Term Investments — 100.3% (Cost: $786,501,432)		972,159,443
Security	Shares	Value
Short-Term Securities(a)(d)
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	3,016,522	$ 3,016,522
SL Liquidity Series, LLC, Money Market Series, 0.15%(e)	86,091	86,100
Total Short-Term Securities — 0.3% (Cost: $3,102,622)		3,102,622
Total Investments — 100.6% (Cost: $789,604,054)		975,262,065
Liabilities in Excess of Other Assets — (0.6)%		(5,569,770)
Net Assets — 100.0%		$ 969,692,295
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ 33,253,162	$ 7,020,175	$ (6,355,360)	$ 1,520,027	$ (2,042,748)	$ 33,395,256	1,112,804	$ 146,393	$ 282,430
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,168,164	848,358(a)	—	—	—	3,016,522	3,016,522	91	—
BlackRock Technology Opportunities Fund, Class K	32,454,805	6,784,408	(9,833,166)	124,750	177,456	29,708,253	450,125	—	958,541
iShares 10-20 Year Treasury Bond ETF	—	14,335,688	(66,338)	(986)	265,784	14,534,148	97,939	54,142	—

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock 80/20 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares Core S&P Small-Cap ETF	$ 33,720,274	$ 8,310,889	$ (198,220)	$ (11,437)	$ 1,769,588	$ 43,591,094	380,675	$ 274,863	$ —
iShares Core S&P Total U.S. Stock Market ETF	140,588,168	54,043,331	(930,045)	(18,564)	13,467,512	207,150,402	1,936,347	699,992	—
iShares Core Total USD Bond Market ETF	29,263,366	283,769	(29,279,286)	(299,955)	46,979	14,873	281	45,543	—
iShares ESG Aware MSCI USA ETF	153,674,103	36,099,347	(1,058,154)	(14,609)	15,522,830	204,223,517	1,892,711	576,144	—
iShares Global Financials ETF	29,361,246	4,671,274	(10,368,930)	377,232	632,709	24,673,531	308,188	324,565	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	8,253,450	9,717,942	(187,241)	(39,374)	(2,579,516)	15,165,261	491,103	2,662,841	—
iShares MSCI EAFE Growth ETF	74,225,774	19,452,080	(452,624)	(22,139)	2,961,848	96,164,939	871,928	692,970	—
iShares MSCI EAFE Value ETF	78,770,261	19,578,815	(623,971)	(56,301)	(489,875)	97,178,929	1,928,536	2,228,532	—
iShares MSCI USA Min Vol Factor ETF	—	19,504,149	(88,864)	(307)	938,491	20,353,469	251,588	61,992	—
iShares MSCI USA Value Factor ETF	36,385,226	7,074,488	(5,333,518)	189,702	3,076,570	41,392,468	378,117	275,250	—
iShares TIPS Bond ETF	15,117,730	3,691,252	(88,283)	(1,364)	189,731	18,909,066	146,355	201,234	—
iShares U.S. Energy ETF	21,581,540	4,612,473	(3,323,120)	498,287	914,988	24,284,168	806,783	222,394	—

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock 80/20 Target Allocation Fund
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$ 69,626,280	$ 32,087,001(a)(b)	$ —	$ 225,538	$ (518,750)	$ 101,420,069	$101,420,069	$ 449,807	$ —
SL Liquidity Series, LLC, Money Market Series	—	86,100(a)	—	—	—	86,100	86,091	20(c)	—
				$ 2,470,500	$ 34,333,597	$ 975,262,065		$ 8,916,773	$ 1,240,971
(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 972,159,443	$ —	$ —	$ 972,159,443
Short-Term Securities
Money Market Funds	3,016,522	—	—	3,016,522
	$ 975,175,965	$ —	$ —	975,175,965
Investments valued at NAV(a)				86,100
				$ 975,262,065
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock 80/20 Target Allocation Fund
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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